Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plan A [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,526,095	$ 4,500,166	$ 5,406,718
Amount Change in Liability	$ (383,972)	$ (327,634)	$ (412,414)
Percentage of Change in Liability	(7.82%)	(6.79%)	(7.09%)
Plan A [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,197,550	$ 5,064,621	$ 6,141,412
Amount Change in Liability	$ 287,483	$ 236,821	$ 322,280
Percentage of Change in Liability	5.86%	4.91%	5.54%
Plan A [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,749,274	$ 4,683,817	$ 5,596,605
Amount Change in Liability	$ (160,793)	$ (143,983)	$ (222,526)
Percentage of Change in Liability	(3.27%)	(2.98%)	(3.82%)
Plan A [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,920,291	$ 4,837,009	$ 5,832,121
Amount Change in Liability	$ 10,224	$ 9,207	$ 12,989
Percentage of Change in Liability	0.21%	0.19%	0.22%
Plan A [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,354,805	$ 5,201,435	$ 6,291,799
Amount Change in Liability	$ 444,737	$ 373,635	$ 472,667
Percentage of Change in Liability	9.06%	7.74%	8.12%
Plan A [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,658,682	$ 4,617,667	$ 5,534,865
Amount Change in Liability	$ (251,385)	$ (210,133)	$ (284,267)
Percentage of Change in Liability	(5.12%)	(4.35%)	(4.89%)
Plan A [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,961,641	$ 4,871,730	$ 5,905,978
Amount Change in Liability	$ 51,574	$ 43,930	$ 86,846
Percentage of Change in Liability	1.05%	0.91%	1.49%
Plan A [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 4,899,921	$ 4,818,657	$ 5,806,228
Amount Change in Liability	$ (10,146)	$ (9,143)	$ (12,904)
Percentage of Change in Liability	(0.21%)	(0.19%)	(0.22%)
Plan B [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 23,156	$ 19,346
Amount Change in Liability	$ (2,760)	$ (2,469)
Percentage of Change in Liability	(10.65%)	(11.32%)
Plan B [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 28,622	$ 24,176
Amount Change in Liability	$ 2,707	$ 2,362
Percentage of Change in Liability	10.45%	10.83%
Plan B [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 24,032	$ 20,142
Amount Change in Liability	$ (1,883)	$ (1,672)
Percentage of Change in Liability	(7.27%)	(7.67%)
Plan B [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 26,000	$ 21,887
Amount Change in Liability	$ 84	$ 73
Percentage of Change in Liability	0.32%	0.33%
Plan B [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 29,123	$ 24,710
Amount Change in Liability	$ 3,208	$ 2,896
Percentage of Change in Liability	12.38%	13.27%
Plan B [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 23,565	$ 19,782
Amount Change in Liability	$ (2,351)	$ (2,032)
Percentage of Change in Liability	(9.07%)	(9.32%)
Plan B [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 26,976	$ 22,799
Amount Change in Liability	$ 1,061	$ 985
Percentage of Change in Liability	4.09%	4.51%
Plan B [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Provision for Employee Benefits (Details) - Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 25,832	$ 21,742
Amount Change in Liability	$ (84)	$ (72)
Percentage of Change in Liability	(0.32%)	(0.33%)